Shares of the Parent Company (Details)		12 Months Ended
	May 27, 2020 shares	Dec. 31, 2020 EUR (€) item € / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 shares
Shares of the Parent Company
Number of share classes | item		1
Number of votes per share | item		1
Par value per share | € / shares		€ 0
Share capital | €		€ 245,896,461.96	€ 245,896,461.96
Shares held by Group companies		36,389,799	34,954,869
Shares held by Group companies (as a percent)		0.60%	0.60%
Reconciliation of the number of shares outstanding at the beginning and at the end of the period
Balance as of beginning of the year (in shares)		5,605,581,000	5,593,162,000	5,579,517,000
Settlement of share-based payments (in shares)		11,915,070	12,396,000	13,221,000
Stock options exercised (in shares)			23,000	424,000
Balance as of end of the year (in shares)		5,617,496,000	5,605,581,000	5,593,162,000
Number of shares authorized for issue	550,000,000
Repurchase of shares authorized (in shares)	550,000,000
Percentage of shares repurchased	10.00%
Equity holders of the parent
Shares of the Parent Company
Number of shares issued		5,653,886,159	5,640,536,159
Other than Stock Option
Shares of the Parent Company
Shares issued for share-based payment		13,350,000